ACQUISITIONS (Details 1)	Jun. 29, 2018 USD ($)
STOCKHOLDERS EQUITY
Current assets	$ 5,800,000
Furniture and equipment	362,000
Director loan	835,000
Customer relationships	7,100,000
Non-compete agreements	2,200,000
Workforce acquired	1,900,000
Total Intangible assets	11,200,000
Goodwill	19,531,000
Current liabilities	(6,557,000)
Foreign currency translation adjustment	(100,000)
Consideration	$ 31,071,000